Restatement Of Previously Issued Financial Statements - Summary Of Restatement Of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Nov. 23, 2020	Aug. 21, 2020
Prior Period Restatement Of Balance Sheet [Abstract]
Warrant liability	$ 5,138,148		$ 3,404,014	$ 5,138,148
Total Liabilities	9,902,794		6,914,162	9,902,794
Ordinary Shares Subject to Possible Redemption	78,043,830		81,860,860	78,043,830
Additional paid-in capital	10,938,952		7,121,960	10,938,952
Accumulated deficit	(5,939,364)		(2,122,328)	(5,939,364)
Shareholders' Equity	5,000,001	$ 5,000,003	5,000,007	5,000,001		$ 0
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
Change in fair value of warrant liability	2,536,968		1,573,554	1,734,134
Net loss	(3,584,072)	(232,964)	(2,122,328)	(3,817,036)
Prior Period Adjustment Restatement Of Statement Of Cash Flows [Abstract]
Net loss	(3,584,072)	$ (232,964)	(2,122,328)	(3,817,036)
Change in fair value of warrant liability	2,536,968		1,573,554	1,734,134
Initial classification of warrant liability			1,830,460
Initial classification of common stock subject to possible redemption			72,522,937
Change in value of common stock subject to possible redemption			(2,429,850)	(3,817,030)
Class A ordinary
Prior Period Restatement Of Balance Sheet [Abstract]
Class A Ordinary Shares	$ 183		$ 145	$ 183
Class A ordinary shares subject to possible
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding	8,162,790		8,181,335	8,174,309
Basic and diluted net loss per share	$ 0		$ 0.00	$ 0
Non-redeemable ordinary shares
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
Net loss	$ (3,584,072)		$ (2,122,328)	$ (3,817,036)
weighted average shares outstanding	3,771,210		2,461,095	3,759,691
Basic and diluted net loss per share	$ (0.95)		$ (0.86)	$ (1.02)
Prior Period Adjustment Restatement Of Statement Of Cash Flows [Abstract]
Net loss	$ (3,584,072)		$ (2,122,328)	$ (3,817,036)
As Previously Reported
Prior Period Restatement Of Balance Sheet [Abstract]
Total Liabilities			3,510,148		$ 3,167,722
Ordinary Shares Subject to Possible Redemption			85,264,880		74,121,170
Additional paid-in capital			5,440,915		5,004,636
Accumulated deficit			(441,255)		(4,961)
Shareholders' Equity			5,000,001
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
Net loss			(441,255)
Prior Period Adjustment Restatement Of Statement Of Cash Flows [Abstract]
Net loss			(441,255)
Initial classification of common stock subject to possible redemption			74,121,170
Change in value of common stock subject to possible redemption			(436,290)
As Previously Reported | Class A ordinary
Prior Period Restatement Of Balance Sheet [Abstract]
Class A Ordinary Shares			$ 111		100
As Previously Reported | Class A ordinary shares subject to possible
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			8,326,328
As Previously Reported | Non-redeemable ordinary shares
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			2,414,403
Basic and diluted net loss per share			$ (0.18)
Adjustments
Prior Period Restatement Of Balance Sheet [Abstract]
Warrant liability			$ 3,404,014		1,598,233
Total Liabilities			3,404,014		1,598,233
Ordinary Shares Subject to Possible Redemption			(3,404,020)		(1,598,233)
Additional paid-in capital			1,681,045		107,501
Accumulated deficit			(1,681,073)		(107,519)
Shareholders' Equity			6
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
Change in fair value of warrant liability			1,573,554
Allocation of initial public offering costs			107,519
Net loss			(1,681,073)
Prior Period Adjustment Restatement Of Statement Of Cash Flows [Abstract]
Net loss			(1,681,073)
Allocation of initial public offering costs			107,519
Change in fair value of warrant liability			1,573,554
Initial classification of warrant liability			1,830,460
Initial classification of common stock subject to possible redemption			(1,598,233)
Change in value of common stock subject to possible redemption			(1,993,560)
Adjustments | Class A ordinary
Prior Period Restatement Of Balance Sheet [Abstract]
Class A Ordinary Shares			$ 34		18
Adjustments | Class A ordinary shares subject to possible
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			(144,993)
Adjustments | Non-redeemable ordinary shares
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			46,692
Basic and diluted net loss per share			$ (0.68)
As Restated
Prior Period Restatement Of Balance Sheet [Abstract]
Warrant liability			$ 3,404,014		1,598,233
Total Liabilities			6,914,162		4,765,955
Ordinary Shares Subject to Possible Redemption			81,860,860		72,522,937
Additional paid-in capital			7,121,960		5,112,137
Accumulated deficit			(2,122,328)		(112,480)
Shareholders' Equity			5,000,007
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
Change in fair value of warrant liability			1,573,554
Allocation of initial public offering costs			107,519
Net loss			(2,122,328)
Prior Period Adjustment Restatement Of Statement Of Cash Flows [Abstract]
Net loss			(2,122,328)
Allocation of initial public offering costs			107,519
Change in fair value of warrant liability			1,573,554
Initial classification of warrant liability			1,830,460
Initial classification of common stock subject to possible redemption			72,522,937
Change in value of common stock subject to possible redemption			(2,429,850)
As Restated | Class A ordinary
Prior Period Restatement Of Balance Sheet [Abstract]
Class A Ordinary Shares			$ 145		$ 118
As Restated | Class A ordinary shares subject to possible
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			8,181,335
As Restated | Non-redeemable ordinary shares
Prior Period Adjustment Restatement of Statement Of Operations [Abstract]
weighted average shares outstanding			2,461,095
Basic and diluted net loss per share			$ (0.86)